Warrants	12 Months Ended
May 31, 2025
Warrants
Warrants

Note 7 – Warrants

During the year ended May 31, 2024, the Company issued 10,400 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $0.50 with a two year term. The 10,400 units of warrants and shares were issued as a commission fee valued at $2,236. Additionally, the Company had 830,000 expired warrants and 2,990,000 exercised warrants at an average price of $0.75 during the same period. During the year ended May 31, 2025, these warrants were exercised in a cashless exercise for 7,429 shares.

A detail of warrant activity for the year ended May 31, 2025 is as follows:

Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding May 31, 2023	4,140,000	$0.75	0.83
Exercised	(2,990,000)	0.75	-
Granted	10,400	0.75	1.13
Expired	(830,000)	0.75	-
Cancelled

Outstanding May 31, 2024	330,400	$0.63	0.63
Exercised	(10,400)	0.50	-
Granted
Expired	(320,000)
Cancelled
Outstanding May 31, 2025	-	-	-